Subsequent Events		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 19, 2021, the date that the financial statements were available to be issued. Based on this review other than the disclosures below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 4, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor and an affiliate of the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $
800,000
. The Promissory Note is
non-interest
bearing and payable on the
earlier of (i) June 31, 2021 and (ii) the completion of the Proposed Public Offering
. The Company had not borrowed any amount under the Promissory Note.

On January 4, 2021, the Company canceled one of its Class B ordinary shares, and the Company issued 12,321,429 Class B ordinary shares (the “Founder Shares”) and 12,321,429 Class C ordinary shares (the “Alignment Shares”) to the Sponsor in exchange for the Sponsor’s payment of $25,000 of the Company’s deferred offering costs and formation expenses. The amount was due on demand and was charged to shareholder’s equity on January 4, 2021 in exchange for the issuance of the Founder Shares and Alignment Shares. The Founder Shares and Alignment Shares include an aggregate of up to 1,607,143 Class B ordinary shares and 1,607,143 Class C ordinary shares, respectively, subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares and Alignment Shares will collectively represent 15% and 15%, respectively, of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

NOTE 10. SUBSEQUENT EVENTS
On May 10, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Wave Merger Sub Limited, an exempted company limited by shares incorporated in Bermuda and a recently formed, direct, wholly owned subsidiary of the Company (“Merger Sub”), and Wynn Interactive Ltd., an exempted company limited by shares incorporated in Bermuda (the “WIL”).
The Business Combination Agreement provides for, among other things, the consummation of the following transactions (the “Pending Business Combination”): (i) the Company will transfer by way of continuation from the Cayman Islands to Bermuda and register as an exempted company limited by shares in accordance with Part XA of the Bermuda Companies Act and Part XII of the Cayman Islands Companies Act (As Revised) (the “Domestication”), upon which time the Company will change its name to “Wynn Interactive Limited”; and (ii) Merger Sub will merge with and into the WIL (the “Merger”), with WIL being the surviving company of the Merger.
In connection with the Pending Business Combination, upon the Domestication (a) each Class A ordinary share of the Company will be converted into one Class A ordinary share of Wynn Interactive Limited, (b) each Class B ordinary share of the Company will be converted into one Class A ordinary share of Wynn Interactive Limited (subject to the Class B Forfeiture, as defined below), and (c) each Class C ordinary share of the Company will be converted into one Class C ordinary share of Wynn Interactive Limited (subject to the Class C Forfeiture, as defined below).
In connection with the Pending Business Combination, each of Company’s Public Warrants that are outstanding immediately prior to the closing of the Pending Business Combination will, pursuant to and in accordance with the warrant agreement covering such warrants, automatically and irrevocably be modified to provide that such warrant will no longer entitle the holder thereof to purchase the amount of Class A ordinary shares of the Company set forth therein, and in substitution thereof such warrant will entitle the holder thereof to acquire the same number of Class A ordinary shares per warrant of WIL on the same terms.
In connection with the signing of the Business Combination Agreement, the Company and Cannae entered into a Backstop Facility Agreement (the “Backstop Agreement”) whereby Cannae has agreed, subject to the other terms and conditions included therein, at the BPS Closing (as defined in the Backstop Agreement), to subscribe for the Company’s Class A ordinary shares in order to fund redemptions by shareholders of the Company in connection with the Business Combination, in an amount of up to $690,000,000 (the “Cannae Subscription”), in consideration for a placement fee of $3,450,000.
In connection with the execution of the Business Combination Agreement and the Backstop Agreement, the Company amended and restated (a) that certain letter agreement (the “Sponsor Agreement”), dated March 2, 2021, between the Company and the Sponsor and (b) that certain letter agreement, dated as of March 2, 2021, by and between the Company and each of the Sponsor and the directors and officers of the Company (the “Insiders”) and entered into that certain amended and restated sponsor agreement (the “Amended and Restated Sponsor Agreement”) with the Sponsor, Cannae and the Insiders. Pursuant to the Amended and Restated Sponsor Agreement, among other things, the Sponsor along with Cannae and the Insiders agreed (i) to vote any Company securities in favor of the Business, (ii) not to seek redemption of any Company securities and (iii) not to transfer any Company securities, subject to certain limited exceptions, until the earlier of (x) one (1) year following the closing of the Pending Business Combination or (y) if the volume weighted average price of the Class A ordinary shares of the Company equals or exceeds $12.00 per share for any 20 trading days within a 30 trading day period commencing 150 days after the closing of the Pending Business Combination, and (iv) to be bound to certain other obligations as described therein. Additionally, the Sponsor and certain Insiders have also agreed to forfeit up to 3,696,429 Class B ordinary shares of the Company (the “Class B Forfeiture”) and up to 3,696,429 Class C ordinary shares of the Company (the “Class C Forfeiture”), respectively, in accordance with the terms of the Amended and Restated Sponsor Agreement (subject, in each case, to a reduction in the number of shares to be forfeited if the Cannae Subscription is utilized).
In connection with the signing of the Business Combination Agreement, the Company and Cannae entered into a mutual termination agreement to terminate the FPA.
In accordance with ASC Topic 855 Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company evaluated subsequent events that occurred after the balance sheet date up to the date the condensed financial statements were available to be issued and has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.